SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On January 25, 2021, the Company and the shareholders (the “Sellers”) of DSY Wellness & Longevity Center Sdn. Bhd. and DSY Medical Education Sdn. Bhd. entered into a non-binding Letter of Intent (“LOI”) for the acquisition of 51% of the issued and outstanding capital stock of DSY Wellness & Longevity Center Sdn. Bhd. and DSY Medical Education Sdn. Bhd. (the “Target Shares”). After execution of this LOI, both parties shall proceed in good faith to complete the negotiation and execution of the definitive transaction documents. Subject to the terms and conditions of the definitive transaction documents, the Company will issue and allot its common stock to the Sellers and the Company will purchase the Target Shares. Except for the provisions with regards to confidentiality, term of validity, no binding agreement, applicable law and arbitration, and miscellaneous, the LOI is not legally binding on the parties. Any conclusion of definitive transaction documents by the Company related to such transaction will be subject to the approval of the Board of Directors or other approval requirements, if applicable.

On February 1, 2021, Mr. How Kok Choong, the CEO and director of the Company, is appointed as the non-executive Chairman of Vettons Sdn Bhd. (“Vettons”), an e-commerce company. As of December 31, 2020, the Company has accounts receivable of $172,757 from Vettons, representing 100% of our accounts receivable.

Superior Living SDN. BHD. [Member] | March 31, 2020 [Member]
SUBSEQUENT EVENTS

13 – SUBSEQUENT EVENTS

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia subsequent to March 31, 2020. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

On May 8, 2020, Mr. How Kok Choong, an approximately 99.99% equity interest owner of the Company, entered into a Share Exchange Agreement with Agape ATP Corporation (“AATP”), a Nevada corporation, which Mr. How Kok Choong is the CEO and director, to sell 9,590,596 ordinary shares, no par value, equivalent to approximately 99.99% of the equity interest of the Company. The selling consideration represented the approximate net asset carrying value of the Company as of March 31, 2020 of $1,714,003 based on the Company’s internal unadjusted financial statements. The payment of $656,495 were net against Mr. How Kok Choong’s payable to Agape ATP Corporation as of March 31, 2020 and the remaining payment of $1,057,508 were paid in Agape ATP Corporation’s common stock. As a result of the transaction, the Company became approximately 99.99% owned subsidiary of Agape ATP Corporation.

In June 2020, the Company made certain adjustments to its March 31, 2020 financial statements, As a result, the net assets carrying value increased by $90,043. On July 1, 2020, AATP entered into an amendment to the May 8, 2020 Share Exchange Agreement with Mr. How Kok Choong, CEO and director of the Company, to issue additional 13,853 shares of AATP, valued at $90,043 based on the closing price of $6.50 of AATP at March 31, 2020.

Superior Living SDN. BHD. [Member] | December 31, 2019 [Member]
SUBSEQUENT EVENTS

14 - SUBSEQUENT EVENTS

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in Malaysia. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the Malaysia economies and, as such, the Company is unable to determine if it will have a material impact to its operations.

The Company is in negotiations with Agape ATP Corporation (“Agape”), a company incorporated in Nevada, the United States, and listed and traded on the OTC Market to be acquired for stock of Agape. The Company is anticipating to close this transaction during May 2020. The shareholders of the Company, How Kok Choong, Lim Ah Yew @ Lim Soo Yew, and Lor Keat Yoon, (collectively, the “Sellers”) and Agape (the “Purchaser”) will enter into an agreement, pursuant to which the Sellers will sell their 100% interest in the Company to Agape in exchange for the common stock of Agape and other considerations as stated in the agreement.